Concentration and Risks	12 Months Ended
Dec. 31, 2011
Concentration and Risks
Concentration and Risks

4. Concentration and risks

There are no customers whose revenues individually represent greater than 10% of the total revenues for the years ended December 31, 2009, 2010 and 2011.

Financial instruments that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments, time deposits and restricted time deposit. As of December 31, 2010 and 2011, majority of all of the Group’s cash and cash equivalents, restricted cash, short-term investments, time deposits and restricted time deposit were held by major financial institutions located in the PRC, Hong Kong and U.S. which management believes are of high credit quality. China does not have an official deposit insurance program, nor does it have an agency similar to The Federal Deposit Insurance Corporation (FDIC) in the United States. However, the Group believes that the risk of failure of any of these PRC banks is remote. Bank failure is extremely uncommon in China and the Group believes that those Chinese banks that hold the Company’s cash, cash equivalents, short-term investments and long term time deposit are financially sound based on public available information.

A majority of the Group’s operating transactions are denominated in RMB and a significant portion of the Group’s assets and liabilities is denominated in RMB. RMB is not freely convertible into foreign currencies. The value of RMB is subject to changes in the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Group in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to process the remittance.